Note 19 - Segment Information (Details) - Summarized Financial Information by Segment (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jun. 11, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Operating revenue		$ 12,609	$ 7,343	$ 8,928
Voyage expenses		(1,640)	(1,006)	(158)
Vessel operating expenses		(6,523)	(4,598)	(3,266)
Selling, general and administrative expenses		(43,547)	(81,893)	(8,249)
Depreciation, depletion and amortization expense		(4,656)	(2,860)	(5,989)
Segment operating loss		(57,201)	(83,169)	(16,470)
Other income, net		860	47	(3,528)
Loss on sale and leaseback transaction	(208)
Loss from continuing operations		(68,281)
Total assets		190,323	151,331
Goodwill		23,550	28,007	0
Wet Operations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating revenue		1,352
Commissions		(17)
Voyage expenses		(469)
Vessel operating expenses		(824)
Selling, general and administrative expenses		(210)
Operating loss before depreciation and amortization and impairment losses		(168)
Depreciation, depletion and amortization expense		(179)
Segment operating loss		(347)
Interest and finance expense, net		(517)
Other income, net		22
Change in fair value of derivatives		(6)
Loss from continuing operations		(848)
Total assets		31,708
Goodwill		236
Long lived assets		31,208
Dry Operations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating revenue		10,725	7,140
Commissions		(1,149)	(80)
Voyage expenses		(1,171)	(1,006)
Vessel operating expenses		(5,699)	(4,598)
Selling, general and administrative expenses		(28,886)	(79,622)
Operating loss before depreciation and amortization and impairment losses		(26,180)	(78,166)
Depreciation, depletion and amortization expense		(3,610)	(2,807)
Impairment losses		(209)
Segment operating loss		(29,999)	(80,973)
Interest and finance expense, net		(5,354)	(62,397)
Other income, net		520	47
Loss on sale and leaseback transaction		(1,150)
Change in fair value of derivatives		(4,743)	262
Loss from continuing operations		(40,726)	(143,061)
Total assets		99,682	133,705
Long lived assets		90,036	35,063
Coal Washing [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating revenue		532	203
Costs of coal processing and other related coal costs		(3,035)	(75)
Selling, general and administrative expenses		(14,451)	(2,271)
Operating loss before depreciation and amortization and impairment losses		(16,954)	(2,143)
Depreciation, depletion and amortization expense		(867)	(53)
Impairment losses		(9,034)
Segment operating loss		(26,855)	(2,196)
Interest and finance expense, net		22	(273)
Other income, net		318
Change in fair value of derivatives			(482)
Loss from continuing operations		(26,515)	(2,951)
Total assets		58,933	17,626
Goodwill		23,314	28,007
Long lived assets		11,251	31,032
Coal Washing [Member]
Segment Reporting Information [Line Items]
Operating revenue		532	203
Impairment losses			0
Goodwill		23,314	28,007
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating revenue		12,609	7,343
Commissions		(1,166)	(80)
Voyage expenses		(1,640)	(1,006)
Vessel operating expenses		(6,523)	(4,598)
Costs of coal processing and other related coal costs		(3,035)	(75)
Selling, general and administrative expenses		(43,547)	(81,893)
Operating loss before depreciation and amortization and impairment losses		(43,302)	(80,309)
Depreciation, depletion and amortization expense		(4,656)	(2,860)
Impairment losses		(9,243)
Segment operating loss		(57,201)	(83,169)
Interest and finance expense, net		(5,849)	(62,670)
Other income, net		860	47
Loss on sale and leaseback transaction		(1,150)
Change in fair value of derivatives		(4,749)	(220)
Loss from continuing operations		(68,089)	(146,012)
Total assets		190,323	151,331
Goodwill		23,550	28,007
Long lived assets		$ 132,495	$ 66,095